Expense Example	Mar. 27, 2025 USD ($)
Thompson LargeCap Fund | Thompson LargeCap Fund | Thompson LargeCap Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,362
Thompson MidCap Fund | Thompson MidCap Fund | Thompson MidCap Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	414
Expense Example, with Redemption, 5 Years	733
Expense Example, with Redemption, 10 Years	1,637
Thompson Bond Fund | Thompson Bond Fund | Thompson Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	$ 918